Anti-dilution warrants (Details)	12 Months Ended
	Dec. 31, 2025 EUR (€) company € / shares shares	Dec. 31, 2024 EUR (€) company
Fair value
Number of companies in peer group | company	5
Preferred A shares
Fair value
Share issue price | € / shares	€ 85
Preferred B shares
Fair value
Share issue price | € / shares	208.5
Preferred C shares
Fair value
Share issue price | € / shares	208.5
Preferred D shares
Fair value
Share issue price | € / shares	€ 239.78
Anti-dilution warrants | Financial liabilities measured at fair value through profit and loss
Fair value
Fair value | €	€ 0	€ 0
Anti-dilution warrants | Financial liabilities measured at fair value through profit and loss | Exit probabilities
Fair value
Unobservable input of liabilities	1	1
Anti-dilution warrants | Financial liabilities measured at fair value through profit and loss | Volatility
Fair value
Number of companies in peer group | company		5
Unobservable input of liabilities		18
Series A anti-dilution warrants
Fair value
Exercise price | € / shares	€ 1
Series A anti-dilution warrants | Preferred A shares
Fair value
Number of warrants issued	60
Expiry term	5 years
Reissued warrants expiry term	10 years
Series A anti-dilution warrants | Preferred A shares | Expiry at March 14, 2024
Fair value
Number of warrants issued	45
Series A anti-dilution warrants | Preferred A shares | Expiry at June 21, 2024
Fair value
Number of warrants issued	5
Series A anti-dilution warrants | Preferred A shares | Expiry at October 9, 2024
Fair value
Number of warrants issued	10
Series B anti-dilution warrants
Fair value
Exercise price | € / shares	€ 1
Series B anti-dilution warrants | Preferred B shares
Fair value
Number of warrants issued	250
Expiry term	10 years
Number of warrants exercisable to entitle additional share subscription	1
Series B anti-dilution warrants | Preferred B shares | Expiry at March 5, 2031
Fair value
Number of warrants issued	200
Series B anti-dilution warrants | Preferred B shares | Expiry at June 28, 2032
Fair value
Number of warrants issued	50
Series C anti-dilution warrants
Fair value
Exercise price | € / shares	€ 1
Series C anti-dilution warrants | Preferred C shares
Fair value
Number of warrants issued	210
Expiry term	10 years
Number of warrants exercisable to entitle additional share subscription	1
Series D anti-dilution warrants
Fair value
Exercise price | € / shares	€ 1
Series D anti-dilution warrants | Preferred D shares
Fair value
Number of warrants issued	240
Expiry term	10 years
Number of warrants exercisable to entitle additional share subscription	1